Summary of Accounting Policies - Additional Information (Details) - EBP 001	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plan, Accounting Policy [Line Items]
Percentage of exceed total investments	10.00%	10.00%
Retirement 2040 Fund I Class
Employee Benefit Plan, Accounting Policy [Line Items]
Percentage of total investments	13.10%	13.30%
Retirement 2030 Fund I Class
Employee Benefit Plan, Accounting Policy [Line Items]
Percentage of total investments	12.10%	11.00%
Retirement 2035 Fund I Class
Employee Benefit Plan, Accounting Policy [Line Items]
Percentage of total investments	10.40%	10.30%
Retirement 2025 Fund I Class
Employee Benefit Plan, Accounting Policy [Line Items]
Percentage of total investments		10.20%